Borrowings - Senior Secured Credit Facility (Details) - USD ($)				6 Months Ended		12 Months Ended
	Nov. 08, 2013	May. 01, 2013	Jul. 08, 2011	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Senior Secured Credit Facility
Credit Facilities
Face amount			$ 320,000,000
Discount (as a percent)			2.00%
Issued amount			$ 313,600,000
Discount			$ 6,400,000	$ 1,700,000		$ 1,900,000
Percentage of the non-voting stock of the entity's domestic subsidiaries' direct foreign subsidiaries collateralized				100.00%
Percentage of the voting stock of the entity's domestic subsidiaries' direct foreign subsidiaries as collateral				65.00%
Annual amortization obligation as a percentage of original principal amount			15.00%
Annual amortization obligation as a percentage of outstanding principal amount	1.00%
Reduction in incremental spread upon consummation of qualifying initial public offering (as a percent)				0.50%
Interest rate (as a percent)				5.25%
Outstanding principal amount	$ 510,000,000
Increase in principal amount outstanding	106,700,000	$ 150,000,000
Aggregate future required minimum principal payments based on the terms of loan
2015				$ 2,550,000
2016				5,100,000
2017				5,100,000
2018 and thereafter				489,600,000
Total maturities of long-term debt	510,000,000
Net carrying amount of deferred financing fees capitalized				4,500,000		5,100,000
Amortization expense related to the deferred financing fees				600,000	$ 500,000
Accretion related to the net carrying amount of debt discount				$ 200,000	$ 200,000
Senior Secured Credit Facility | First option
Credit Facilities
Fixed interest rate base (as a percent)				2.25%
Additional interest margin added to fixed and variable rates (as a percent)				3.00%
Senior Secured Credit Facility | First option | Federal funds effective rate
Credit Facilities
Interest rate added to variable rate (as a percent)				0.50%
Senior Secured Credit Facility | First option | Adjusted LIBOR rate for the interest period
Credit Facilities
Interest rate added to variable rate (as a percent)				1.00%
Senior Secured Credit Facility | Second option
Credit Facilities
Fixed interest rate base (as a percent)				1.25%
Additional interest margin added to fixed and variable rates (as a percent)				4.00%
Virtu Financial, LLC and subsidiaries
Credit Facilities
Discount							$ 2,925,000
Outstanding principal amount						502,714,000
Aggregate future required minimum principal payments based on the terms of loan
2015						2,914,000
2016						5,100,000
2017						5,100,000
2018 and thereafter						489,600,000
Total maturities of long-term debt						502,714,000
Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility
Credit Facilities
Face amount			$ 320,000,000
Discount (as a percent)			2.00%
Issued amount			$ 313,600,000
Discount			$ 6,400,000			$ 1,900,000	2,300,000
Percentage of the non-voting stock of the entity's domestic subsidiaries' direct foreign subsidiaries collateralized						100.00%
Percentage of the voting stock of the entity's domestic subsidiaries' direct foreign subsidiaries as collateral						65.00%
Increase in principal amount	$ 106,700,000	$ 150,000,000
Annual amortization obligation as a percentage of original principal amount	15.00%
Annual amortization obligation as a percentage of outstanding principal amount	1.00%
Additional interest margin added to fixed and variable rates (as a percent)						3.50%
Reduction in incremental spread upon consummation of qualifying initial public offering (as a percent)						0.50%
Interest rate (as a percent)						5.75%
Loss on extinguishment of a portion of unamortized debt issuance costs and debt discount							5,500,000
Aggregate future required minimum principal payments based on the terms of loan
Net carrying amount of deferred financing fees capitalized						$ 5,100,000	6,000,000
Amortization expense related to the deferred financing fees						1,000,000	1,600,000	$ 2,600,000
Accretion related to the net carrying amount of debt discount						$ 400,000	$ 700,000	$ 1,700,000
Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility | First option
Credit Facilities
Fixed interest rate base (as a percent)						1.25%
Additional interest margin added to fixed and variable rates (as a percent)						4.50%
Prime rate | Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility
Credit Facilities
Additional interest margin added to fixed and variable rates (as a percent)						3.50%
Federal funds rate | Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility
Credit Facilities
Interest rate added to variable rate (as a percent)						0.50%
Additional interest margin added to fixed and variable rates (as a percent)						3.50%
Eurodollar | Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility
Credit Facilities
Interest rate added to variable rate (as a percent)						1.00%
Additional interest margin added to fixed and variable rates (as a percent)						3.50%
LIBOR rate | Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility
Credit Facilities
Additional interest margin added to fixed and variable rates (as a percent)						4.50%
Minimum | Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility
Credit Facilities
Fixed interest rate base (as a percent)						2.25%